ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Schedule of Accounts Receivable) (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
Accounts receivables	¥ 5,584,548,167		¥ 5,692,976,209
Allowance for doubtful accounts	(318,197,517)		(256,605,518)	¥ (264,656,904)	¥ (376,574,061)
Accounts receivable, net	5,266,350,650	$ 756,463,939	5,436,370,691
Amount of accounts receivable pledged as collateral for borrowings	¥ 1,200,492,957		¥ 385,443,577